INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
SUMMARY OF INTANGIBLE ASSETS NET

	Capitalization of development cost	Purchased license	Total
	US$ in thousands	US$ in thousands	US$ in thousands
COST
As of January 1, 2022	4,024	-	4,024
Capitalized development cost	975	721	1,696
Currency translation adjustments	(500)	(66)	(566)
As of December 31, 2022	4,499	655	5,154

Accumulated amortization
As of January 1, 2022	116	-	116
Amortization	14	-	14
Currency translation adjustments	(3)	-	(3)
As of December 31, 2022	127	-	127

Net book value as of December 31, 2022	4,372	655	5,027

SECURITY MATTERS LIMITED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except per share data)

NOTE 8 – Intangible assets, NET (CONT.):

Capitalization of development cost
US$ in thousands
COST
As of January 1, 2021	2,332
Capitalized development cost	1,468
Currency translation adjustments	224
As of December 31, 2021	4,024

Accumulated amortization
As of January 1, 2021	88
Amortization	28
As of December 31, 2021	116

Net book value as of December 31, 2021	3,908